FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2025
Financial Instruments And Risk Management
Schedule of financial instruments

	Years Ended March 31,
	2025			2024
	Amortized			Amortized
	Cost	FVTOCI	FVTPL	Cost	FVTOCI	FVTPL
Financial assets
Cash and cash equivalents	$1,670	$—	$—	$5,028	$—	$—
Prepaid expenses and other receivables	$555	$—	$—	$2,667	$—	$—

	Years Ended March 31,
	2025		2024
	Amortized		Amortized
Financial liabilities	Cost	FVTPL	Cost	FVTPL
Accounts payable and accrued liabilities	1,100	$—	$2,836	—
Warrant liability	—	$1,952	$—	1,564

Schedule of liabilities measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,952	$-	$-	$1,952
Total	$1,952	$-	$-	$1,952

The Company had the following liabilities measured at fair value on a recurring basis at March 31, 2024 (in thousands).

	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,564	$-	$-	$1,564
Total	$1,564	$-	$-	$1,564